Property, Plant and Equipment (Details 4) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
COST
Opening balance at 1 January
Acquisitions
Capitalised subsequent expenditure
Classified as held for sale or disposals
Transfer (to)/from inventories and owner-occupied property	12,291,058
Closing balance at 31 December	5,099,178
DEPRECIATION AND IMPAIRMENT
Opening balance at 1 January
Provided for the year
Eliminated upon disposal of assets
Impairment for the year
Transfer to/(from) inventories and owner-occupied property	(7,191,880)
Closing balance at 31 December	(7,191,880)
Closing balance at 31 December	$ 5,099,178